Financial instruments (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Financial Assets [Abstract]
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Financial Liabilities [Abstract]
Trade and other payables	822,827	1,915,016	541,627
Loans and receivables
Financial Assets [Abstract]
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Total financial assets	2,964,119	9,480,223	4,915,964
Other liabilities
Financial Liabilities [Abstract]
Trade and other payables	822,827	1,915,016	541,627
Total financial liabilities	822,827	1,915,016	541,627